Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended	12 Months Ended
	Jul. 31, 2025	Jul. 16, 2025	Jun. 05, 2025	Apr. 28, 2025	Feb. 27, 2025	Aug. 01, 2024	Jan. 24, 2024	Jul. 27, 2023	Jan. 09, 2023	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Jun. 30, 2025	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022
Shareholders’ Equity [Line Items]
Common stock vote right											one
Ordinary shares per ads											4,000
Number of warrant								12,263	400
Warrants and rights outstanding, term							5 years
Gross proceeds (in Dollars)			$ 870					$ 6,000
Fair value (in Dollars)												$ 71
Additional shares									2,438
Underwriting discounts and other offering expenses (in Dollars)									$ 700
Underwritten public offering share								2,738
Offering price per unit (in Dollars per share)								$ 400
Exercise price per ADS (in Dollars per share)					$ 0.004			0.4
Offering exercise price per share (in Dollars per share)								$ 440
Unregistered warrants to purchase								15,000
Number of warrants issued							41,786				297,618
Gross proceeds (in Dollars)											$ 8,265	$ 422	$ 12,500
Aggregate offering price per (in Dollars)						$ 4,000
Aggregate gross proceeds percentage						3.00%
Incurred additional costs (in Dollars)						$ 75
Gross proceeds of ipo (in Dollars)		$ 2,500									4,100
Gross proceeds (in Dollars)											3,700
Net proceeds (in Dollars)											3,500
Capacity agreement (in Dollars)											200
Equity line of credit (in Dollars)					$ 8,000
Agreed amount (in Dollars)					$ 3,000
Notice percent					6.00%
Commitment fee										4,367
Financing expenses (in Dollars)										$ 160	160
Beneficially owning										4.99%
American depositary shares convertible ratio				the ratio of ordinary shares to ADSs at a ratio of 5:1, such that after the ratio adjustment was effected, every 5 ADSs were consolidated into 1 ADS and each ADS then represented five hundred (500) ordinary shares, instead of one hundred (100) ordinary shares prior to the ratio adjustment. On September 5, 2025, the Company effected an adjustment to the ratio of ordinary shares to ADSs at a ratio of 8:1, such that after the ratio adjustment was effected, every 8 ADSs were consolidated into 1 ADS and each ADS now represents four thousand (4,000) ordinary shares, instead of one hundred (500) ordinary shares prior to the ratio adjustment.
Net proceeds (in Dollars)		$ 2,040
Warrant repricing. (in Dollars)											$ 1,300
Cash fee percent											7.50%
Existing percent											7.00%
Reduced exercise price											125.00%
Non-accountable expenses (in Dollars)											$ 25
Legal fees (in Dollars)											50
Clearing fees (in Dollars)											15,950
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants and rights outstanding, term							3 years
Gross proceeds (in Dollars)											$ 1,500
Underwriting expenses (in Dollars)							$ 600
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Offering price per unit (in Dollars per share)								$ 399.6
Number of pre funded warrants issued					22,617
Gross proceeds (in Dollars)					$ 1,250
Net proceeds (in Dollars)					$ 1,200
New Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants issued							30,000
Steakholder Foods Ltd [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership					4.99%
ATMOA [Member]
Shareholders’ Equity [Line Items]
Obligation total amount (in Dollars)					$ 8,000
Investor [Member]
Shareholders’ Equity [Line Items]
Line of credit commitment fee percent										2.00%
Purchases amount (in Dollars)															$ 8,000
US Institutional Investor [Member]
Shareholders’ Equity [Line Items]
Offering exercise price per share (in Dollars per share)								$ 500
Maximum [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price share (in Dollars per share)											$ 1,400
Minimum [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price share (in Dollars per share)											400
ADSs [Member]
Shareholders’ Equity [Line Items]
Underwritten public offering ADS									3,875
Price per ADS shares (in Dollars per share)									$ 400		3.18
Number of warrant									12,375
Purchase price per warrant (in Dollars per share)									$ 399.96
Exercise price share (in Dollars per share)							$ 184		$ 0.04		$ 0.01					$ 440	$ 400	$ 400
Purchase share									16,250
Warrants and rights outstanding, term									5 years
Price per ADS (in Dollars per share)									$ 400
Gross proceeds (in Dollars)									$ 6,500
Fair value (in Dollars)									$ 131
Purchase ordinary shares											4,643
Exercise price per ADS (in Dollars per share)	$ 8.4	$ 8.4			$ 80
Offering exercise price per share (in Dollars per share)											$ 5
Number of warrants issued					4,817		35,893				145,355			297,618		15,000	16,250	4,643
Gross proceeds (in Dollars)							$ 6,600
Exercised warrants							1,763
Sale of shares issued											303,872
Price per ADS (in Dollars per share)			$ 56		$ 45.564
Obligated amount to purchase (in Dollars)					$ 500
Number of ADS issued		23,022
Pre-funded warrants percentage											7.00%
Exercise price per warrant (in Dollars per share)											$ 10.5
Combined public offering percentage											125.00%
ADSs [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Underwritten public offering ADS									406
Number of warrants issued							34,130
ADSs [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price share (in Dollars per share)		$ 0.08
Offering exercise price per share (in Dollars per share)		$ 8.32
Price per ADS (in Dollars per share)					$ 45.564
Number of warrants issued		274,598
ADSs [Member] | New Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrant							71,786
Exercise price share (in Dollars per share)							$ 194
Unregistered warrants to purchase											892,854
ADSs [Member] | Common Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per ADS (in Dollars per share)		$ 8.4
Number of warrants issued		297,618
ADSs [Member] | Placement Agent Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrant											20,833
Exercise price share (in Dollars per share)											$ 6.25
Number of warrants issued											20,833
ADSs [Member] | New Warrant Shares [Member]
Shareholders’ Equity [Line Items]
Exercise price share (in Dollars per share)											$ 5
ADSs [Member] | Series A warrants [Member]
Shareholders’ Equity [Line Items]
Unregistered warrants to purchase											297,618
ADSs [Member] | Series B warrants [Member]
Shareholders’ Equity [Line Items]
Unregistered warrants to purchase											595,236
ADSs [Member] | At-the-Money Offering Agreement [Member]
Shareholders’ Equity [Line Items]
Sale of shares issued											308,346
ADSs [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Number of warrants issued					27,434
Underwriters Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrant							2,513	1,050	2,438
Exercise price share (in Dollars per share)							$ 230
Warrants and rights outstanding, term							5 years
Net proceeds (in Dollars)								$ 5,500
Unregistered Warrants [Member]
Shareholders’ Equity [Line Items]
Termination date was extended								3 years 6 months